Offerings	Aug. 06, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value GBP 0.01 per share
Amount Registered | shares	1,428,800
Proposed Maximum Offering Price per Unit	24.195
Maximum Aggregate Offering Price	$ 34,569,816.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,102.50
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act") , the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of share splits (sub-divisions), share dividends or similar transactions. (2) Represents ordinary shares of Bicycle Therapeutics plc (the "Registrant") reserved and available for grant under the Bicycle Therapeutics plc 2024 Inducement Plan (the "Inducement Plan"). (3) Pursuant to Rule 457(c), the proposed maximum aggregate offering price per unit is based on the average of the high and low price for the American Depositary Shares on July 31, 2024, as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value GBP 0.01 per share
Amount Registered | shares	71,200
Proposed Maximum Offering Price per Unit	24.31
Maximum Aggregate Offering Price	$ 1,730,872.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 255.48
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of share splits (sub-divisions), share dividends or similar transactions. (2) Represents ordinary shares of the Registrant that are issuable upon the exercise of share options that are outstanding under the Inducement Plan. (3) Pursuant to Rule 457(h), the proposed maximum offering price per unit is based on the exercise price of $24.31 per share for the share options issued under the Inducement Plan.